BASIS OF PRESENTATION, LIQUIDITY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Line Items]
Net loss	$ (20,657)	$ (30,264)	$ (22,721)
Net cash outflows from operations	11,636	15,612	1,915
Cash and cash equivalents	77,050	77,824	$ 107,773	$ 179,584
Accumulated deficit	1,226,943	1,206,286
Subsidiaries [Member] | CHINA [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 19,800	$ 14,500